Pension commitments, Defined Contribution (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Continuing operations [Abstract]
Defined contribution schemes	$ 10,875	[1],[2]	$ 10,363	[1],[2]	$ 43,241

[1]	The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).